Discontinued operations - Cash flows (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from discontinued operations
Net cash flows generated from operating activities		€ 3,031
Net cash flows generated from/used in (-) investing activities	€ 28,696	(953)
Net cash flows used in financing activities		(352)
Net cash flows from discontinued operations	€ 28,696	€ 1,726